EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data that mirrors the information in a supplement filed with the Securities and Exchange Commission on September 30, 2020 (Accession No. 0001193125-20-259260), to the Prospectus dated March 1, 2020 for 1290 SmartBeta Equity Fund.